Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	June 30, 2024	December 31, 2023

Derivatives	—	146
Total non-current other payables	—	146
Trade payables	40,495	42,032
Accrued expenses	28,610	43,898
Accrued payroll	1,890	2,724
Dividends payable	541	16,301
Deferred income	22,500	17,355
Other payables	183	1,703
Total current trade and other payables	94,219	124,013